Significant Concentrations	12 Months Ended
Dec. 31, 2011
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
Note 18.	Significant Concentrations

Financial instruments that currently subject the Company to concentrations of credit risk consist primarily of cash, cash equivalents, marketable securities and accounts receivable. The Company places its cash primarily in checking and saving accounts with reputable financial institutions. The Company has not experienced any material losses on deposits of the Company’s cash and cash equivalents. Marketable securities consist of time deposits with original maturities of greater than three months, corporate convertible bond and investments in open-ended bond fund identified to fund current operations.

The Company derived substantially all of its revenues from sales of display drivers that are incorporated into TFT-LCD panels. The TFT-LCD panel industry is intensely competitive and is vulnerable to cyclical market conditions and subject to price fluctuations. Management expects the Company to be substantially dependent on sales to the TFT-LCD panel industry for the foreseeable future.

The Company depends on its largest customer, CMO and its affiliates, which are a related party to the Company, for majority of its revenues and the loss of, or a significant reduction in orders would significantly reduce the Company’s revenues and adversely impact the Company’s operating results. In November 2009, CMO, Innolux Display Corporation, and TPO Displays Corporation agreed to conduct a merger of the three companies. The merger transaction was completed on March 18, 2010. Innolux is the surviving entity following the merger and is renamed Chimei Innolux Corporation, or CMI. CMO/CMI and its affiliates accounted for approximately 64.3%, 52.2% and 40.8%, respectively, of the Company’s revenues in 2009, 2010 and 2011, and represented more than 10% of the Company’s total accounts receivable balance at December 31, 2010 and 2011. CMO/CMI and its affiliates accounted for approximately 54.3% and 44.1% of the Company’s total accounts receivable balance at December 31, 2010 and 2011, respectively. In addition, the Company had accounts receivable of $16.7 million and $15.2 million outstanding from SVA-NEC as of December 31, 2010 and 2011. Since second half of 2008, SVA-NEC has delayed paying a large portion of its outstanding accounts receivable. Due to the increasing concern about SVA-NEC’s financial condition, the Company recognized a provision for doubtful accounts receivable of $25.3 million for the year ended December 31, 2008. Afterwards, the Company recovered $8.6 million and $1.5 million in cash from SVA-NEC in October 2010 and March 2011, respectively. The allowance for doubtful accounts for SVA-NEC’s accounts receivable is $16.7 million and $15.2 million as of December 31, 2010 and 2011. The Company has at times agreed to extend the payment terms for certain of its customers. Other customers have also requested extension of payment terms, and the Company may grant such requests for extension in the future. As a result, a default by any such customer, a prolonged delay in the payment of accounts receivable, or the extension of payment terms for the Company’s customers would adversely affect the Company’s cash flow, liquidity and operating results. Management performs ongoing credit evaluations of each customer and adjusts credit policy based upon payment history and the customer’s credit worthiness, as determined by the review of their current credit information. See Notes 19 and 21 for additional information.

The Company focuses on design, development and marketing of its products and outsources all its semiconductor fabrication, assembly and test. The Company primarily depends on nine foundries to manufacture its wafer, and any failure to obtain sufficient foundry capacity or loss of any of the foundries it uses could significantly delay the Company’s ability to ship its products, cause the Company to lose revenues and damage the Company’s customer relationships.

There are a limited number of companies which supply processed tape used to manufacture the Company’s semiconductor products and therefore, from time to time, shortage of such processed tape may occur. If any of the Company’s suppliers experience difficulties in delivering processed tape used in its products, the Company may not be able to locate alternative sources in a timely manner. Moreover, if shortages of processed tape were to occur, the Company may incur additional costs or be unable to ship its products to customers in a timely manner, which could harm the Company’s business customer relationships and negatively impact its earnings.

A limited number of third-party assembly and testing houses assemble and test substantially all of the Company’s current products. As a result, the Company does not directly control its product delivery schedule, assembly and testing costs and quality assurance and control. If any of these assembly and testing houses experiences capacity constraints or financial difficulties, or suffers any damage to its facilities, or if there is any other disruption of its assembly and testing capacity, the Company may not be able to obtain alternative assembly and testing services in a timely manner. Because the amount of time the Company usually takes to qualify assembly and testing houses, the Company could experience significant delays in product shipments if it is required to find alternative sources. Any problems that the Company may encounter with the delivery, quality or cost of its products could damage the Company’s reputation and result in a loss of customers and orders.